Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

10.	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	204,082	271,692
Construction in progress	5,617	97,786
Leasehold improvements	34,653	32,913
Others	13,594	13,700

Total	257,946	416,091

Less: accumulated depreciation	(178,335)	(215,198)

Property and equipment, net	79,611	200,893

Depreciation expense for the years ended December 31, 2020
, 2
021 and 2022 were RMB58,440, RMB49,875 and RMB43,413, respectively.